Earnings per share - Weighted average number of ordinary share (Details) - shares				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Beginning of period (in shares)	201,677,981	215,078,497		201,677,981	201,677,981	215,078,497
Issuance of shares (in shares)				0	0	0
Purchase of treasury shares (in shares)				0	0	13,400,516
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				105,551	0	0
End of period (in shares)				201,783,532	201,677,981	201,677,981
Weighted number of shares
Weighted average number of ordinary shares (in shares)	201,677,981	201,677,981	215,078,497	201,747,963	201,677,981	210,193,707
Issuance of shares (in shares)				0	0	0
Weighted Average Number Of Ordinary Shares Purchased				0	0	(4,884,790)
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				69,982	0	0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713	220,024,713		220,024,713	220,024,713	220,024,713
Issuance of shares (in shares)				0	0	0
Purchase of treasury shares (in shares)				0	0	0
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				0	0	0
End of period (in shares)				220,024,713	220,024,713	220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	18,346,732	4,946,216		18,346,732	18,346,732	4,946,216
Issuance of shares (in shares)				0	0	0
Purchase of treasury shares (in shares)				0	0	13,400,516
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				(105,551)	0	0
End of period (in shares)				18,241,181	18,346,732	18,346,732